Report Of The Directors Financial Review Capital Report	12 Months Ended
Dec. 31, 2018
Report Of The Directors Financial Review Capital Report [Abstract]
Disclosure of audited information included in report of directors financial review capital report

Capital management
(Audited)
Our objective in the management of Group capital is to maintain appropriate levels to support our business strategy, and meet our regulatory and stress testing related requirements.
Approach and policy
Our approach to capital management is driven by our strategic and organisational requirements, taking into account the regulatory, economic and commercial environment. We aim to maintain a strong capital base to support the risks inherent in our business and invest in accordance with our strategy, meeting both consolidated and local regulatory capital requirements at all times. Our policy on capital management is underpinned by a capital management framework and our internal capital adequacy assessment process (‘ICAAP’), which helps enable us to manage our capital in a consistent manner. The framework incorporates a number of different capital measures calculated on an economic capital and regulatory capital basis. The ICAAP is an assessment of the Group’s capital position, outlining both regulatory and internal capital resources and requirements with HSBC’s business model, strategy, performance and planning, risks to capital, and the implications of stress testing to capital.
Our assessment of capital adequacy is aligned to our assessment of risks. These risks include credit, market, operational, pensions, insurance, structural foreign exchange, residual risk and interest rate risk in the banking book.
Planning and performance
Capital and risk-weighted asset (‘RWA’) plans form part of the annual operating plan that is approved by the Board. Revised RWA forecasts are submitted to the GMB on a monthly basis, and reported RWAs are monitored against the plan.
The responsibility for global capital allocation principles rests with the Group Chief Financial Officer. Through our internal governance processes, we seek to maintain discipline over our investment and capital allocation decisions, and seek to ensure that returns on investment meet the Group’s management objectives. Our strategy is to allocate capital to businesses and entities to support growth objectives where returns above internal hurdle levels have been identified and in order to meet their regulatory and economic capital needs.
We manage business returns by using a return on tangible equity (‘RoTE’) measure and a return on average risk-weighted assets (‘RoRWA’) measure.
Risks to capital
Outside the stress testing framework, other risks may be identified that have the potential to affect our RWAs and/or capital position. The Downside or Upside scenarios are assessed against our capital management objectives and mitigating actions are assigned as necessary.
HSBC closely monitors and considers future regulatory change.
In December 2017, the Basel Committee on Banking Supervision (‘Basel’) published revisions to the Basel III framework, which introduces considerable change across the regulatory framework. Following a recalibration, Basel also published the final changes to the market risk RWA regime, the Fundamental Review of the Trading Book (‘FRTB’), in January 2019.
Basel has announced that the package will be implemented on
1 January 2022, with a five-year transitional provision for the output floor, commencing at a rate of 50%. The final standards will need to be transposed into the relevant local law before coming into effect.
HSBC continues to evaluate the final package. Given that the package contains a significant number of national discretions, the possible impact is uncertain.
Stress testing
In addition to annual internal stress tests, the Group is subject to supervisory stress testing in many jurisdictions. Supervisory stress testing requirements are increasing in frequency and in the granularity with which the results are required. These exercises include the programmes of the Prudential Regulation Authority (‘PRA’), the Federal Reserve Board, the European Banking Authority, the European Central Bank and the Hong Kong Monetary Authority, as well as stress tests undertaken in other jurisdictions. We take into account the results of regulatory stress testing and our internal stress tests when assessing our internal capital requirements. The outcome of stress testing exercises carried out by the PRA also feeds into a PRA buffer under Pillar 2 requirements, where required.
Capital generation
HSBC Holdings is the provider of equity capital to its subsidiaries and also provides them with non-equity capital where necessary. These investments are substantially funded by HSBC Holdings’ own capital issuance and profit retention. As part of its capital management process, HSBC Holdings seeks to maintain a prudent balance between the composition of its capital and its investment in subsidiaries.

Capital

Own funds disclosure
(Audited)
		At
		31 Dec	31 Dec[1]
		2018	2017
Ref*		$m	$m
	Common equity tier 1 (‘CET1’) capital: instruments and reserves
1	Capital instruments and the related share premium accounts	22,384	18,932
	– ordinary shares	22,384	18,932
2	Retained earnings	121,180	124,679
3	Accumulated other comprehensive income (and other reserves)	3,368	9,433
5	Minority interests (amount allowed in consolidated CET1)	4,854	4,905
5a	Independently reviewed interim net profits net of any foreseeable charge or dividend	3,697	608
6	Common equity tier 1 capital before regulatory adjustments	155,483	158,557
	Common equity tier 1 capital: regulatory adjustments
7	Additional value adjustments	(1,180)	(1,146)
8	Intangible assets (net of related deferred tax liability)	(17,323)	(16,872)
10	Deferred tax assets that rely on future profitability excluding those arising from temporary differences (net of related tax liability)	(1,042)	(1,181)
11	Fair value reserves related to gains or losses on cash flow hedges	135	208
12	Negative amounts resulting from the calculation of expected loss amounts	(1,750)	(2,820)
14	Gains or losses on liabilities at fair value resulting from changes in own credit standing	298	3,731
15	Defined-benefit pension fund assets	(6,070)	(6,740)
16	Direct and indirect holdings of own CET1 instruments	(40)	(40)
19	Direct, indirect and synthetic holdings by the institution of the CET1 instruments of financial sector entities where the institution has a significant investment in those entities (amount above 10% threshold and net of eligible short positions)	(7,489)	(7,553)
28	Total regulatory adjustments to common equity tier 1	(34,461)	(32,413)
29	Common equity tier 1 capital	121,022	126,144
	Additional tier 1 (‘AT1’) capital: instruments
30	Capital instruments and the related share premium accounts	22,367	16,399
31	– classified as equity under IFRSs	22,367	16,399
33	Amount of qualifying items and the related share premium accounts subject to phase out from AT1	2,297	6,622
34	Qualifying tier 1 capital included in consolidated AT1 capital (including minority interests not included in CET1) issued by subsidiaries and held by third parties	1,516	1,901
35	– of which: instruments issued by subsidiaries subject to phase out	1,298	1,374
36	Additional tier 1 capital before regulatory adjustments	26,180	24,922
	Additional tier 1 capital: regulatory adjustments
37	Direct and indirect holdings of own AT1 instruments	(60)	(60)
41b	Residual amounts deducted from AT1 capital with regard to deduction from tier 2 (‘T2’) capital during the transitional period	N/A	(52)
	– Direct and indirect holdings by the institution of the T2 instruments and subordinated loans of financial sector entities where the institution has a significant investment in those entities	N/A	(52)
43	Total regulatory adjustments to additional tier 1 capital	(60)	(112)
44	Additional tier 1 capital	26,120	24,810
45	Tier 1 capital	147,142	150,954
	Tier 2 capital: instruments and provisions
46	Capital instruments and the related share premium accounts	25,056	16,880
47	Amount of qualifying items and the related share premium accounts subject to phase out from T2	N/A	4,746
48	Qualifying own funds instruments included in consolidated T2 capital (including minority interests and AT1 instruments not included in CET1 or AT1) issued by subsidiaries and held by third parties	1,673	10,306
49	– of which: instruments issued by subsidiaries subject to phase out	1,585	10,236
51	Tier 2 capital before regulatory adjustments	26,729	31,932
	Tier 2 capital: regulatory adjustments
52	Direct and indirect holdings of own T2 instruments	(40)	(40)
55	Direct and indirect holdings by the institution of the T2 instruments and subordinated loans of financial sector entities where the institution has a significant investment in those entities (net of eligible short positions)	(593)	(463)
57	Total regulatory adjustments to tier 2 capital	(633)	(503)
58	Tier 2 capital	26,096	31,429
59	Total capital	173,238	182,383

*	The references identify the lines prescribed in the European Banking Authority (‘EBA’) template, which are applicable and where there is a value.
For footnotes, see page 196.
Throughout 2018, we complied with the PRA’s regulatory capital adequacy requirements, including those relating to stress testing.
At 31 December 2018, our Common equity tier 1 (‘CET1’) ratio decreased to 14.0% from 14.5% at 31 December 2017.
CET1 capital decreased during the year by $5.1bn, mainly as a result of:

•	unfavourable foreign currency translation differences of $5.5bn;

•	the $2.0bn share buy-back;

•	a $1.2bn increase in threshold deductions as a result of an increase in the value of our material holdings; and

•	an increase in the deduction for intangible assets of $1.1bn.
These decreases were partly offset by:

•	capital generation through profits, net of dividends and scrip of $3.1bn; and

•	a $1.2bn day one impact from transition to IFRS 9, mainly due to classification and measurement changes.
Our Pillar 2A requirement at 31 December 2018, as per the PRA’s Individual Capital Guidance based on a point-in-time assessment, was 2.9% of RWAs, of which 1.6% was met by CET1. On 1 January 2019, our Pillar 2A requirement increased to 3.0% of RWAs, of which 1.7% must be met by CET1.
On 4 May 2018, HSBC changed the way in which some of its capital securities are recognised in regulatory capital. The securities were previously recognised as grandfathered tier 2 capital and are now treated as fully eligible tier 2 instruments.